Note 9 - Customer and Geographic Information - Long-lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
North America [Member]
Long-lived assets	$ 10,752	$ 8,240
Rest of the World [Member]
Long-lived assets	573	592
Long-lived assets	$ 11,325	$ 8,832